Income Taxes (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Effect of changes in tax laws	¥ (12,876)	¥ 20,982
Approximate effective statutory rate of corporate income tax		30.60%	30.60%
Undistributed earnings (losses) of foreign subsidiaries		¥ 130,790
Operating loss carryforwards	131,039
Tax credit carryforwards	¥ 6,375